EQUITY AND REMUNERATION TO SHAREHOLDERS (Details 4) - BRL (R$) R$ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Equity And Remuneration To Shareholders
Investment-related donations and subsidies	R$ 1,857	R$ 1,857	R$ 1,857
Goodwill on issuance of shares	394	394	394
Shares in treasury	(1)	(1)	(1)
Capital reserves and shares in Treasury	R$ 2,250	R$ 2,250	R$ 2,250